RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Scenario Previously Reported Member EUR (€)	Dec. 31, 2010 Scenario Previously Reported Member EUR (€)	Dec. 31, 2009 Scenario Previously Reported Member EUR (€)	Dec. 31, 2011 Restatement Adjustment Member EUR (€)	Dec. 31, 2010 Restatement Adjustment Member EUR (€)	Dec. 31, 2009 Restatement Adjustment Member EUR (€)	Dec. 31, 2011 Reclassifications [Member] EUR (€)	Dec. 31, 2010 Reclassifications [Member] EUR (€)	Dec. 31, 2009 Reclassifications [Member] EUR (€)
ASSETS
Money market investments								€ 1,180,274,000			€ 0			€ (1,180,274,000)
Trading assets	3,921,270,000	2,964,088,000	2,785,322,000	[1]				774,374,000			1,062,834,000			948,114,000
Derivative assets	4,770,426,000	3,605,965,000	1,634,270,000	[1]				1,731,192,000			(96,922,000)			0
Available-for-sale securities	11,339,759,000	8,571,724,000	13,688,510,000	[1]				14,512,870,000			(1,042,680,000)			218,320,000
Held-to-maturity securities	1,325,839,000	1,002,202,000	3,598,285,000	[1]				3,611,797,000			(27,352,000)			13,840,000
Other assets	4,279,415,000	3,234,810,000	3,792,620,000	[1]				3,771,924,000			20,696,000			0
TOTAL ASSETS	136,879,528,000	103,467,235,000	118,731,878,000	[1]				118,815,302,000			(83,424,000)
LIABILITIES AND SHAREHOLDERS EQUITY
Derivative liabilities	5,715,687,000	4,320,488,000	1,782,470,000	[1]				1,787,351,000			(4,881,000)			0
Accounts payable, accrued expenses and other liabilities	4,694,187,000	3,548,336,000	3,326,010,000	[1]				3,327,044,000			(1,034,000)			0
Total liabilities	142,043,322,000	107,370,548,000	109,991,207,000	[1]				109,997,122,000			(5,915,000)			0
NBG shareholders equity
Accumulated surplus / (deficit)	(16,598,901,000)	(12,547,110,000)	2,022,142,000	[1]				2,182,661,000			(160,519,000)			0
Accumulated other comprehensive loss	(2,564,595,000)	(1,938,578,000)	(3,385,596,000)	[1]				(3,468,821,000)			83,225,000			0
Total NBG shareholders equity	(5,632,572,000)	(4,257,662,000)	7,653,058,000	[1]				7,730,352,000			(77,294,000)			0
Non-controlling interest	93,903,000	70,981,000	821,631,000	[1]				821,846,000			(215,000)			0
Stockholders Equity Including Portion Attributable To Noncontrolling Interest	(5,538,669,000)	(4,186,681,000)	8,474,689,000	[1]				8,552,198,000			(77,509,000)			0
TOTAL LIABILITIES AND EQUITY	136,879,528,000	103,467,235,000	118,731,878,000	[1]				118,815,302,000			(83,424,000)			0
Interest Income:
Securities available-for-sale	1,005,972,000	760,414,000	700,962,000	[1]	844,074,000	[1]		749,990,000	836,080,000		(63,966,000)	0		14,938,000	7,994,000
Securities held-to-maturity	163,092,000	123,281,000	94,895,000	[1]	9,425,000	[1]		95,304,000	9,425,000		(1,218,000)	0		809,000	0
Trading assets	253,262,000	191,441,000	229,200,000	[1]	197,704,000	[1]		134,356,000	185,720,000		60,586,000	0		34,258,000	11,984,000
Other Interest And Dividend Income	51,655,000	39,046,000	41,673,000	[1]	48,184,000	[1]		91,678,000	68,162,000		0	0		(50,005,000)	(19,978,000)
Total interest income	8,281,056,000	6,259,650,000	6,148,836,000	[1]	6,231,380,000	[1]		6,153,434,000	6,231,380,000		(4,598,000)	0		0	0
Net interest income before provision for loan losses	4,826,236,000	3,648,151,000	4,083,601,000	[1]	3,786,265,000	[1]		4,088,199,000	3,786,265,000		(4,598,000)	0		0	0
Net interest income after provision for loan losses	(72,916,000)	(55,118,000)	2,878,606,000	[1]	2,787,817,000	[1]		2,883,204,000	2,787,817,000		(4,598,000)	0		0	0
Non-interest income:
Net trading profit / (loss)	(2,483,183,000)	(1,877,038,000)	(1,245,322,000)	[1]	(267,131,000)	[1]		(1,085,160,000)	(87,096,000)		(160,162,000)	(180,035,000)		0	0
Total Non Interest Income Loss Excluding Gains Losses On Investment Securities	(388,726,000)	(293,838,000)	642,361,000	[1]	1,547,864,000	[1]		802,523,000	1,727,899,000		(160,162,000)	(180,035,000)		0
Net gains/(losses) on available-for-sale securities	(25,752,000)	(19,466,000)	114,959,000	[1]	349,929,000	[1]		(23,957,000)	(8,399,000)		49,419,000	0		89,497,000	358,328,000
OTTI of available-for-sale securities and held-to-maturity securities (of which NIL was recognised through AOCI)	12,136,146,000	9,173,713,000	89,497,000	[1]	358,328,000	[1]		0	0		0	0		(89,497,000)	(358,328,000)
Net gains / (losses) on investment securities	(12,161,898,000)	(9,193,179,000)	25,462,000	[1]	(8,399,000)	[1]		(23,957,000)	(8,399,000)		49,419,000	0		0	0
Total non-interest income / (loss)	(12,550,624,000)	(9,487,017,000)	667,823,000	[1]	1,539,465,000	[1]		778,566,000	1,719,500,000		(110,743,000)	(180,035,000)		0	0
Income Loss Before Income Tax Benefit	(18,584,644,000)	(14,048,134,000)	(265,693,000)	[1]	629,870,000	[1]		(150,352,000)	809,905,000		(115,341,000)	(180,035,000)		0	0
Income Tax Expense Benefit	607,679,000	459,345,000	42,311,000	[1]	176,586,000	[1]		(61,634,000)	(220,624,000)		19,323,000	44,038,000		0	0
Net income / (loss)	(19,192,323,000)	(14,507,479,000)	(308,004,000)	[1]	453,284,000	[1]		(211,986,000)	589,281,000		(96,018,000)	(135,997,000)		0	0
Less: Net income attributable to the non-controlling interest	42,584,000	32,189,000	46,768,000	[1]	62,232,000	[1]		(56,075,000)	(62,232,000)		9,307,000	0		0	0
Net income / (loss) attributable to NBG shareholders	(19,234,907,000)	(14,539,668,000)	(354,772,000)	[1]	391,052,000	[1]		(268,061,000)	527,049,000		(86,711,000)	(135,997,000)		0	0
Foreign currency translation adjustments	(1,257,273,000)	(950,373,000)	191,304,000	[1]	(56,969,000)	[1]		191,150,000	(56,969,000)		154,000	0		191,304,000	(56,969,000)
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 104,131 thousand in 2009, EUR (431,278) thousand in 2010 and EUR (874,733) thousand in 2011	(4,308,347,000)	(3,256,680,000)	(2,038,388,000)	[1]	212,057,000	[1]		(2,169,098,000)	212,057,000		130,710,000	0		(2,038,388,000)	212,057,000
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (74,959) thousand in 2009, EUR (20,987) thousand in 2010 and EUR 4,209 thousand in 2011)	20,184,000	15,257,000	(93,972,000)	[1]	(274,969,000)	[1]		(55,425,000)	(274,969,000)		(38,547,000)	0		(93,972,000)	(274,969,000)
Total net (losses)/gains on available-for-sale securities	3,130,977,000	2,366,705,000	(2,061,847,000)	[1]	210,581,000	[1]		(2,154,010,000)	210,581,000		92,163,000	0		(2,061,847,000)	210,581,000
Total other comprehensive income, net of tax	1,912,540,000	1,445,688,000	(1,855,938,000)	[1]	177,844,000	[1]		(1,948,255,000)	177,844,000		92,316,000	0		(1,855,938,000)	177,844,000
Comprehensive income / (loss)	(17,279,783,000)	(13,061,791,000)	(2,163,942,000)	[1]	631,128,000	[1]		(2,160,241,000)	767,125,000		(3,701,000)	(135,997,000)		(2,163,942,000)	631,128,000
Less: Comprehensive (income) / loss attributable to the non-controlling interest	2,404,000	1,817,000	59,299,000	[1]	60,364,000	[1]	(59,514,000)		(60,364,000)	215,000		0	(59,299,000)	(60,364,000)
Comprehensive income / (loss) attributable to NBG shareholders	(17,282,187,000)	(13,063,608,000)	(2,223,241,000)	[1]	570,764,000	[1]		(2,219,755,000)	706,761,000		(3,486,000)	(135,997,000)		(2,223,241,000)	570,764,000
Basic EPS Net income	$ (20.13)	€ (15.22)	€ (0.56)	[1]	€ 0.53	[1]	€ (450)		€ 730	€ (110)		€ (200)	€ (560)	€ 530
Diluted EPS Net income	$ (20.13)	€ (15.22)	€ (0.56)	[1]	€ 0.53	[1]		€ (450)	€ 730		€ (110)	€ (200)		€ (560)	€ 530
Restatement Of Consolidated Financial Statements Textual Details [Abstract]
Impact In Net Loss Of Reversal Of Subsequent Reclassifications		€ 97,800,000

[1]	As restated. See Note 43 for more information.